Repurchase Agreements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Repurchase Agreements [Abstract]
Weighted average of remaining maturities days	34 days	42 days
Repurchase Agreement Characteristics Remaining Maturities [Abstract]
Less than one month, repurchase agreements	$ 782,815	$ 928,646
One to three months, repurchase agreements	722,619	1,231,422
Greater than three months, repurchase agreements	59,798	177,570
Total repurchase agreements	$ 1,565,232	$ 2,337,638
Repurchase Agreement Characteristics, Weighted Average Rates [Abstract]
Less than one month, weighted average rate	1.51%	2.24%
One to three months, weighted average rate	1.73%	1.94%
Greater than three months, weighted average rate	1.78%	1.98%
Weighted average rate	1.62%	2.06%
Number of overnight or demand securities | Security	0	0